Property and equipment (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Property and equipment
Beginning balance	$ 538,065
Ending balance	1,414,509	$ 538,065
Cost
Property and equipment
Beginning balance	769,451	702,818
Impact of adoption of IFRS 16		(11,333)
Business acquisition [note 5]	417,554
Additions	544,354	77,966
Disposals	(64,101)
Currency translation	18,057
Ending balance	1,667,258	769,451
Accumulated depreciation
Property and equipment
Beginning balance	231,386	195,335
Impact of adoption of IFRS 16		(453)
Disposals	(30,000)
Depreciation	69,420	36,504
Ending balance	270,806	231,386
Machinery and equipment
Property and equipment
Beginning balance	39,694
Ending balance	135,334	39,694
Machinery and equipment | Cost
Property and equipment
Beginning balance	187,850	187,850
Additions	115,088
Ending balance	302,938	187,850
Machinery and equipment | Accumulated depreciation
Property and equipment
Beginning balance	148,156	138,233
Depreciation	19,448	9,923
Ending balance	167,604	148,156
Rolling stock
Property and equipment
Beginning balance	11,161
Ending balance	7,813	11,161
Rolling stock | Cost
Property and equipment
Beginning balance	32,175	25,675
Additions		6,500
Ending balance	32,175	32,175
Rolling stock | Accumulated depreciation
Property and equipment
Beginning balance	21,014	17,230
Depreciation	3,348	3,784
Ending balance	24,362	21,014
Computer equipment
Property and equipment
Beginning balance	3,880
Ending balance	6,249	3,880
Computer equipment | Cost
Property and equipment
Beginning balance	8,436	16,764
Impact of adoption of IFRS 16		(11,333)
Additions	6,211	3,005
Ending balance	14,647	8,436
Computer equipment | Accumulated depreciation
Property and equipment
Beginning balance	4,556	3,192
Impact of adoption of IFRS 16		(453)
Depreciation	3,842	1,817
Ending balance	8,398	4,556
Moulds
Property and equipment
Beginning balance	448,512
Ending balance	640,585	448,512
Moulds | Cost
Property and equipment
Beginning balance	506,172	472,529
Additions	214,833	33,643
Disposals	(30,000)
Ending balance	691,005	506,172
Moulds | Accumulated depreciation
Property and equipment
Beginning balance	57,660	36,680
Disposals	(30,000)
Depreciation	22,760	20,980
Ending balance	50,420	57,660
Leasehold improvements
Property and equipment
Beginning balance	34,818
Ending balance	119,654	34,818
Leasehold improvements | Cost
Property and equipment
Beginning balance	34,818
Additions	96,415	34,818
Ending balance	131,233	$ 34,818
Leasehold improvements | Accumulated depreciation
Property and equipment
Depreciation	11,579
Ending balance	11,579
Boat rental fleet
Property and equipment
Ending balance	486,817
Boat rental fleet | Cost
Property and equipment
Business acquisition [note 5]	417,554
Additions	111,807
Disposals	(34,101)
Currency translation	18,057
Ending balance	495,260
Boat rental fleet | Accumulated depreciation
Property and equipment
Depreciation	8,443
Ending balance	$ 8,443